Note 6. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Nov. 30, 2018	Nov. 30, 2017
Details
NOL Carryover (Based on total approximate NOL carryover of $242,000)	$ 50,820	$ 29,700
Valuation allowance	(50,820)	(29,700)
Net deferred tax asset	$ 0	$ 0